Schedule of Investments PIMCO California Municipal Income Fund III	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 190.6% ¤

MUNICIPAL BONDS & NOTES 189.8%

CALIFORNIA 181.9%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	$8,000	$9,213
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	8,100	8,177
6.000% due 06/01/2042	7,000	7,063
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	11,000	1,779
5.600% due 06/01/2036	2,000	2,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (a)	4,000	386
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	700	799
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,169
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	4,550	5,004
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	4,000	4,070
6.000% due 07/01/2039	4,000	4,045
6.500% due 11/01/2038	500	514
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,300	1,329
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,069
6.000% due 08/15/2042	1,200	1,275
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,205	5,628
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,372
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039	6,500	6,841
4.000% due 10/01/2047	750	780
5.000% due 11/15/2046	5,000	5,742
5.000% due 08/15/2055	5,000	5,578
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,960
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	710	784
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 06/01/2048	1,100	1,284
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,250	1,313
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	4,200	4,432
California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,237
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	7,300	7,304
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	5,000	5,574
California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	1,500	1,599
California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	2,000	2,295
California State Public Works Board Revenue Bonds, Series 2009
6.000% due 11/01/2034	2,000	2,053
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,733
California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	6,200	6,682
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	7,682
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	261
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,780	1,810
6.750% due 02/01/2038	6,430	6,542
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	500	511
7.500% due 06/01/2042	950	959

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2019 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	11,000	11,832
6.000% due 08/15/2042	1,800	1,912
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,220	12,044
5.375% due 05/15/2038	2,000	2,133
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	2,500	2,735
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	206
5.000% due 12/01/2036	1,100	1,207
5.000% due 06/01/2046	1,000	1,088
5.000% due 12/01/2046	3,100	3,351
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,615
4.000% due 07/01/2048	850	877
4.000% due 12/01/2057	2,000	2,025
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	195	210
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	4,500	4,734
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	2,000	2,015
Escondido Union School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	1,000	1,062
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	2,900	3,088
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	720	739
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,521
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,751
5.000% due 06/01/2047	1,115	1,113
5.250% due 06/01/2047	8,885	8,980
Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	2,250	2,390
Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,150	1,228
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,635
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041	4,000	4,631
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (b)	3,000	3,193
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	509
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	360	457
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033 (b)	5,000	5,071
Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043	4,500	4,778
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	2,120	2,202
Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (b)	2,900	3,108
Los Angeles County, California Facilities Inc Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,000	2,103
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,185	1,250
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,192
5.000% due 07/01/2043	2,115	2,313
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	1,000	1,114
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2017
5.000% due 07/01/2047	10,000	11,559
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034	10,000	10,081
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	9,825	14,267
7.000% due 11/01/2034	2,285	3,375
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	550	555
Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,028
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	2,545	2,741
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	7,300	7,796
Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	918
Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,250	1,315

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2019 (Unaudited)

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	3,000	3,168
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,265
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,501
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,214
Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	2,000	2,173
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,200	2,555
5.000% due 10/01/2047 (b)	1,500	1,731
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,391
Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018
5.000% due 06/01/2048	1,000	1,168
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,469
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,019
San Diego Unified School District, California General Obligation Bonds, Series 2017
5.000% due 07/01/2047 (b)	8,430	8,908
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (b)	4,500	4,834
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,125	2,466
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	2,000	2,353
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	550	552
San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	1,505	1,646
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (b)	1,800	1,930
5.000% due 03/01/2041 (b)	2,700	3,175
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,645
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	1,038
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,000	1,086
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	2,530	1,642
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2018
5.000% due 09/01/2045	2,000	2,392
San Rafael City High School District General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	2,560	2,740
Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	3,000	3,094
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,200	1,227
Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	2,000	2,144
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (b)	6,760	7,130
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	1,050	1,124
University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,500	2,992
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	2,250	2,312
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,847
Western Municipal Water District Facilities Authority, California Revenue Bonds, Series 2009
5.000% due 10/01/2039	2,000	2,035
		395,862
ILLINOIS 5.1%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	3,000	3,283
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,700	4,064
5.500% due 01/01/2033	2,500	2,748
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,097
		11,192
PUERTO RICO 2.8%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.010% due 07/01/2046 (a)	4,795	1,037
4.750% due 07/01/2053	2,030	1,930
5.000% due 07/01/2058	2,250	2,229

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2019 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
0.010% due 08/01/2043 (a)	1,000	877
		6,073
Total Municipal Bonds & Notes (Cost $391,822)		413,127

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (c) 0.8%
		1,703

Total Short-Term Instruments (Cost $1,703)		1,703
Total Investments in Securities (Cost $393,525)		414,830
Total Investments 190.6% (Cost $393,525)		$414,830
Auction Rate Preferred Shares (45.0)%		(97,875)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.5)%		(27,266)
Other Assets and Liabilities, net (33.1)%		(72,018)
Net Assets Applicable to Common Shareholders 100.0%		$217,671

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$1,703	U.S. Treasury Notes 2.625% due 07/15/2021	$(1,739)	$1,703	$1,703
Total Repurchase Agreements						$(1,739)	$1,703	$1,703

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$395,862	$0	$395,862
Illinois	0	11,192	0	11,192
Puerto Rico	0	6,073	0	6,073
Short-Term Instruments
Repurchase Agreements	0	1,703	0	1,703

Total Investments	$0	$414,830	$0	$414,830

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
CM	California Mortgage Insurance

Other Abbreviations:
TBA	To-Be-Announced